UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2017 – June 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments
Index Funds S&P 500 Equal Weight
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.81%
Consumer Discretionary: 16.17%
Advance Auto Parts, Inc.	297	$34,627
Amazon.com, Inc.(a)	38	36,784
AutoNation, Inc.(a)	936	39,462
AutoZone, Inc.(a)	62	35,369
Bed Bath & Beyond, Inc.	1,069	32,498
Best Buy Co., Inc.	655	37,551
BorgWarner, Inc.	887	37,573
CarMax, Inc.(a)	638	40,232
Carnival Corp.	600	39,342
CBS Corp., Class B Non-Voting	627	39,990
Charter Communications, Inc., Class A(a)	115	38,738
Chipotle Mexican Grill, Inc.(a)	82	34,120
Coach, Inc.	814	38,535
Comcast Corp., Class A	935	36,390
Darden Restaurants, Inc.	413	37,352
Delphi Automotive PLC	444	38,917
Discovery Communications, Inc., Class C(a)	870	21,933
Discovery Communications, Inc., Class A(a)	615	15,885
DISH Network Corp., Class A(a)	585	36,715
Dollar General Corp.	507	36,550
Dollar Tree, Inc.(a)	506	35,380
DR Horton, Inc.	1,131	39,099
Expedia, Inc.	265	39,472
Foot Locker, Inc.	695	34,250
Ford Motor Co.	3,419	38,259
Gap, Inc.	1,667	36,657
Garmin, Ltd.	733	37,405
General Motors Co.	1,108	38,702
Genuine Parts Co.	415	38,495
Goodyear Tire & Rubber Co.	1,074	37,547
H&R Block, Inc.	1,454	44,943
Hanesbrands, Inc.	1,724	39,928
Harley-Davidson, Inc.	714	38,570
Hasbro, Inc.	353	39,363
Hilton Worldwide Holdings, Inc.	587	36,306
Home Depot, Inc.	249	38,197
Interpublic Group of Cos., Inc.	1,581	38,893
Kohl's Corp.	1,004	38,825
L Brands, Inc.	727	39,178
Leggett & Platt, Inc.	730	38,347
Lennar Corp., Class A	732	39,030
LKQ Corp.(a)	1,190	39,210
Lowe's Cos., Inc.	485	37,602
Macy's, Inc.	1,676	38,950
Marriott International, Inc., Class A	372	37,315
Mattel, Inc.	1,709	36,795
McDonald's Corp.	251	38,443
Michael Kors Holdings, Ltd.(a)	1,067	38,679
	Shares	Value
Consumer Discretionary (continued)
Mohawk Industries, Inc.(a)	158	$38,187
Netflix, Inc.(a)	240	35,858
Newell Brands, Inc.	715	38,338
News Corp., Class B	661	9,353
News Corp., Class A	2,105	28,838
NIKE, Inc., Class B	712	42,008
Nordstrom, Inc.	807	38,599
Omnicom Group, Inc.	466	38,631
O'Reilly Automotive, Inc.(a)	163	35,655
Priceline Group, Inc.(a)	21	39,281
PulteGroup, Inc.	1,622	39,788
PVH Corp.	361	41,334
Ralph Lauren Corp.	543	40,073
Ross Stores, Inc.	614	35,446
Royal Caribbean Cruises, Ltd.	347	37,903
Scripps Networks Interactive, Inc., Class A	566	38,663
Signet Jewelers, Ltd.	639	40,410
Staples, Inc.	4,114	41,428
Starbucks Corp.	612	35,686
Target Corp.	669	34,982
Tiffany & Co.	402	37,736
Time Warner, Inc.	383	38,457
TJX Cos., Inc.	517	37,312
Tractor Supply Co.	667	36,158
TripAdvisor, Inc.(a)	1,015	38,773
Twenty-First Century Fox, Inc., Class B	430	11,984
Twenty-First Century Fox, Inc., Class A	929	26,328
Ulta Beauty, Inc.(a)	124	35,630
Under Armour, Inc., Class C(a)	906	18,265
Under Armour, Inc., Class A(a)	903	19,649
VF Corp.	688	39,629
Viacom, Inc., Class B	1,076	36,121
Walt Disney Co.	361	38,356
Whirlpool Corp.	198	37,941
Wyndham Worldwide Corp.	385	38,658
Wynn Resorts, Ltd.	294	39,431
Yum! Brands, Inc.	521	38,429
		3,081,721

Consumer Staples: 6.99%
Altria Group, Inc.	505	37,607
Archer-Daniels-Midland Co.	906	37,490
Brown-Forman Corp., Class B	775	37,665
Campbell Soup Co.	673	35,097
Church & Dwight Co., Inc.	718	37,250
Clorox Co.	277	36,908
Coca-Cola Co.	839	37,629
Colgate-Palmolive Co.	502	37,213
Conagra Brands, Inc.	981	35,081
Constellation Brands, Inc., Class A	211	40,877
Costco Wholesale Corp.	212	33,905
Coty, Inc., Class A	2,030	38,083
CVS Health Corp.	478	38,460
Dr. Pepper Snapple Group, Inc.	416	37,902

	Shares	Value
Consumer Staples (continued)
Estee Lauder Cos., Inc., Class A	395	$37,912
General Mills, Inc.	666	36,896
Hershey Co.	334	35,862
Hormel Foods Corp.	1,094	37,316
JM Smucker Co.	299	35,381
Kellogg Co.	524	36,397
Kimberly-Clark Corp.	296	38,217
Kraft Heinz Co.	418	35,798
Kroger Co.	1,235	28,800
McCormick & Co., Inc., Non-Voting Shares	365	35,591
Molson Coors Brewing Co., Class B	435	37,558
Mondelez International, Inc., Class A	833	35,977
Monster Beverage Corp.(a)	760	37,757
PepsiCo, Inc.	328	37,881
Philip Morris International, Inc.	316	37,114
Procter & Gamble Co.	432	37,649
Reynolds American, Inc.	583	37,918
Sysco Corp.	689	34,677
Tyson Foods, Inc., Class A	627	39,269
Walgreens Boots Alliance, Inc.	469	36,727
Wal-Mart Stores, Inc.	480	36,326
Whole Foods Market, Inc.	1,066	44,889
		1,333,079

Energy: 6.70%
Anadarko Petroleum Corp.	793	35,955
Apache Corp.	787	37,721
Baker Hughes, Inc.	685	37,339
Cabot Oil & Gas Corp.	1,663	41,708
Chesapeake Energy Corp.(a)	7,656	38,050
Chevron Corp.	359	37,454
Cimarex Energy Co.	381	35,818
Concho Resources, Inc.(a)	307	37,310
ConocoPhillips	848	37,278
Devon Energy Corp.	1,168	37,341
EOG Resources, Inc.	422	38,199
EQT Corp.	674	39,490
Exxon Mobil Corp.	462	37,297
Halliburton Co.	848	36,218
Helmerich & Payne, Inc.	714	38,799
Hess Corp.	835	36,631
Kinder Morgan, Inc.	1,994	38,205
Marathon Oil Corp.	3,035	35,965
Marathon Petroleum Corp.	696	36,422
Murphy Oil Corp.	1,509	38,676
National Oilwell Varco, Inc.	1,112	36,629
Newfield Exploration Co.(a)	1,266	36,030
Noble Energy, Inc.	1,307	36,988
Occidental Petroleum Corp.	624	37,359
ONEOK, Inc.	770	40,163
Phillips 66	479	39,609
Pioneer Natural Resources Co.	225	35,906
Range Resources Corp.	1,643	38,068
Schlumberger, Ltd.	547	36,015
	Shares	Value
Energy (continued)
TechnipFMC PLC(a)	1,334	$36,285
Tesoro Corp.	414	38,750
Transocean, Ltd.(a)	4,320	35,554
Valero Energy Corp.	583	39,329
Williams Cos., Inc.	1,296	39,243
		1,277,804

Financials: 13.38%
Affiliated Managers Group, Inc.	234	38,811
Aflac, Inc.	489	37,986
Allstate Corp.	435	38,471
American Express Co.	474	39,930
American International Group, Inc.	593	37,074
Ameriprise Financial, Inc.	301	38,314
Aon PLC	288	38,290
Arthur J Gallagher & Co.	657	37,613
Assurant, Inc.	374	38,780
Bank of America Corp.	1,607	38,986
Bank of New York Mellon Corp.	771	39,336
BB&T Corp.	863	39,189
Berkshire Hathaway, Inc., Class B(a)	224	37,939
BlackRock, Inc.	90	38,017
Capital One Financial Corp.	475	39,245
CBOE Holdings, Inc.	423	38,662
Charles Schwab Corp.	922	39,609
Chubb, Ltd.	259	37,653
Cincinnati Financial Corp.	530	38,399
Citigroup, Inc.	590	39,459
Citizens Financial Group, Inc.	1,047	37,357
CME Group, Inc.	306	38,323
Comerica, Inc.	524	38,378
Discover Financial Services	628	39,055
E*Trade Financial Corp.(a)	1,030	39,171
Everest Re Group, Ltd.	149	37,934
Fifth Third Bancorp	1,519	39,433
Franklin Resources, Inc.	871	39,012
Goldman Sachs Group, Inc.	171	37,945
Hartford Financial Services Group, Inc.	739	38,849
Huntington Bancshares, Inc.	2,863	38,708
Intercontinental Exchange, Inc.	594	39,156
Invesco, Ltd.	1,109	39,026
JPMorgan Chase & Co.	437	39,942
KeyCorp	2,044	38,305
Leucadia National Corp.	1,505	39,371
Lincoln National Corp.	558	37,710
Loews Corp.	801	37,495
M&T Bank Corp.	233	37,734
Marsh & McLennan Cos., Inc.	487	37,967
MetLife, Inc.	720	39,557
Moody's Corp.	326	39,668
Morgan Stanley	847	37,742
NASDAQ, Inc.	539	38,533
Navient Corp.	2,494	41,525
Northern Trust Corp.	414	40,245
People's United Financial, Inc.	2,154	38,040

	Shares	Value
Financials (continued)
PNC Financial Services Group, Inc.	309	$38,585
Principal Financial Group, Inc.	586	37,545
Progressive Corp.	876	38,623
Prudential Financial, Inc.	353	38,173
Raymond James Financial, Inc.	487	39,067
Regions Financial Corp.	2,643	38,694
S&P Global, Inc.	259	37,811
State Street Corp.	435	39,033
SunTrust Banks, Inc.	673	38,173
Synchrony Financial	1,327	39,571
T Rowe Price Group, Inc.	520	38,589
Torchmark Corp.	496	37,944
Travelers Cos., Inc.	304	38,465
Unum Group	818	38,143
US Bancorp	719	37,330
Wells Fargo & Co.	707	39,175
Willis Towers Watson PLC	261	37,965
XL Group, Ltd.	895	39,201
Zions Bancorporation	899	39,475
		2,549,506

Health Care: 12.52%
Abbott Laboratories	805	39,131
AbbVie, Inc.	547	39,663
Aetna, Inc.	254	38,565
Agilent Technologies, Inc.	642	38,077
Alexion Pharmaceuticals, Inc.(a)	362	44,045
Align Technology, Inc.(a)	256	38,431
Allergan PLC	163	39,624
AmerisourceBergen Corp.	413	39,041
Amgen, Inc.	232	39,957
Anthem, Inc.	204	38,378
Baxter International, Inc.	645	39,048
Becton Dickinson and Co.	197	38,437
Biogen, Inc.(a)	147	39,890
Boston Scientific Corp.(a)	1,368	37,921
Bristol-Myers Squibb Co.	708	39,450
Cardinal Health, Inc.	507	39,505
Celgene Corp.(a)	322	41,818
Centene Corp.(a)	492	39,301
Cerner Corp.(a)	573	38,087
Cigna Corp.	228	38,165
Cooper Cos., Inc.	160	38,307
CR Bard, Inc.	121	38,249
Danaher Corp.	450	37,975
DaVita, Inc.(a)	590	38,208
DENTSPLY SIRONA, Inc.	600	38,904
Edwards Lifesciences Corp.(a)	328	38,783
Eli Lilly & Co.	469	38,599
Envision Healthcare Corp.(a)	678	42,490
Express Scripts Holding Co.(a)	620	39,581
Gilead Sciences, Inc.	588	41,619
HCA Healthcare, Inc.(a)	454	39,589
Henry Schein, Inc.(a)	205	37,519
Hologic, Inc.(a)	851	38,618
	Shares	Value
Health Care (continued)
Humana, Inc.	165	$39,702
IDEXX Laboratories, Inc.(a)	231	37,288
Illumina, Inc.(a)	219	38,001
Incyte Corp.(a)	320	40,291
Intuitive Surgical, Inc.(a)	41	38,350
Johnson & Johnson	290	38,364
Laboratory Corp. of America Holdings(a)	270	41,618
Mallinckrodt PLC(a)	944	42,301
McKesson Corp.	233	38,338
Medtronic PLC	440	39,050
Merck & Co., Inc.	591	37,877
Mettler-Toledo International, Inc.(a)	64	37,667
Mylan NV(a)	949	36,840
Patterson Cos., Inc.	824	38,687
PerkinElmer, Inc.	595	40,543
Perrigo Co. PLC	532	40,177
Pfizer, Inc.	1,161	38,998
Quest Diagnostics, Inc.	351	39,017
Regeneron Pharmaceuticals, Inc.(a)	80	39,291
Stryker Corp.	268	37,193
Thermo Fisher Scientific, Inc.	218	38,034
UnitedHealth Group, Inc.	210	38,938
Universal Health Services, Inc., Class B	335	40,897
Varian Medical Systems, Inc.(a)	372	38,387
Vertex Pharmaceuticals, Inc.(a)	310	39,950
Waters Corp.(a)	207	38,055
Zimmer Biomet Holdings, Inc.	304	39,034
Zoetis, Inc.	608	37,927
		2,385,790

Industrials: 13.48%
3M Co.	184	38,307
Acuity Brands, Inc.	215	43,705
Alaska Air Group, Inc.	422	37,879
Allegion PLC	493	39,992
American Airlines Group, Inc.	757	38,092
AMETEK, Inc.	610	36,948
Arconic, Inc.	1,390	31,483
Boeing Co.	199	39,352
Caterpillar, Inc.	360	38,686
CH Robinson Worldwide, Inc.	561	38,529
Cintas Corp.	307	38,694
CSX Corp.	717	39,120
Cummins, Inc.	239	38,771
Deere & Co.	302	37,324
Delta Air Lines, Inc.	718	38,585
Dover Corp.	457	36,661
Eaton Corp. PLC	503	39,148
Emerson Electric Co.	627	37,382
Equifax, Inc.	281	38,615
Expeditors International of Washington, Inc.	695	39,254
Fastenal Co.	875	38,089
FedEx Corp.	184	39,989

	Shares	Value
Industrials (continued)
Flowserve Corp.	805	$37,376
Fluor Corp.	821	37,585
Fortive Corp.	602	38,137
Fortune Brands Home & Security, Inc.	600	39,144
General Dynamics Corp.	190	37,639
General Electric Co.	1,361	36,761
Honeywell International, Inc.	284	37,854
IHS Markit, Ltd.(a)	821	36,157
Illinois Tool Works, Inc.	262	37,531
Ingersoll-Rand PLC	432	39,480
Jacobs Engineering Group, Inc.	693	37,692
JB Hunt Transport Services, Inc.	430	39,293
Johnson Controls International PLC	905	39,241
Kansas City Southern	382	39,976
L3 Technologies, Inc.	229	38,261
Lockheed Martin Corp.	138	38,310
Masco Corp.	1,022	39,051
Nielsen Holdings PLC	1,010	39,047
Norfolk Southern Corp.	320	38,944
Northrop Grumman Corp.	148	37,993
PACCAR, Inc.	594	39,228
Parker-Hannifin Corp.	242	38,676
Pentair PLC	574	38,194
Quanta Services, Inc.(a)	1,163	38,286
Raytheon Co.	236	38,109
Republic Services, Inc.	595	37,919
Robert Half International, Inc.	806	38,632
Rockwell Automation, Inc.	234	37,899
Rockwell Collins, Inc.	363	38,144
Roper Technologies, Inc.	166	38,434
Snap-on, Inc.	241	38,078
Southwest Airlines Co.	640	39,770
Stanley Black & Decker, Inc.	271	38,138
Stericycle, Inc.(a)	483	36,863
Textron, Inc.	805	37,915
TransDigm Group, Inc.	141	37,911
Union Pacific Corp.	347	37,792
United Continental Holdings, Inc.(a)	484	36,421
United Parcel Service, Inc., Class B	356	39,370
United Rentals, Inc.(a)	346	38,998
United Technologies Corp.	315	38,465
Verisk Analytics, Inc.(a)	475	40,076
Waste Management, Inc.	524	38,435
WW Grainger, Inc.	216	38,994
Xylem, Inc.	705	39,078
		2,569,902

Information Technology: 13.20%
Accenture PLC, Class A	302	37,351
Activision Blizzard, Inc.	656	37,766
Adobe Systems, Inc.(a)	275	38,896
Advanced Micro Devices, Inc.(a)	3,098	38,663
Akamai Technologies, Inc.(a)	790	39,350
Alliance Data Systems Corp.	157	40,300
Alphabet, Inc., Class C(a)	20	18,175
	Shares	Value
Information Technology (continued)
Alphabet, Inc., Class A(a)	20	$18,594
Amphenol Corp., Class A	502	37,058
Analog Devices, Inc.	485	37,733
ANSYS, Inc.(a)	306	37,234
Apple, Inc.	255	36,725
Applied Materials, Inc.	850	35,113
Autodesk, Inc.(a)	360	36,295
Automatic Data Processing, Inc.	380	38,935
Broadcom, Ltd.	156	36,356
CA, Inc.	1,200	41,364
Cisco Systems, Inc.	1,213	37,967
Citrix Systems, Inc.(a)	487	38,755
Cognizant Technology Solutions Corp., Class A	573	38,047
Corning, Inc.	1,315	39,516
CSRA, Inc.	1,209	38,386
DXC Technology Co.	508	38,974
eBay, Inc.(a)	1,089	38,028
Electronic Arts, Inc.(a)	345	36,473
F5 Networks, Inc.(a)	295	37,483
Facebook, Inc., Class A(a)	254	38,349
Fidelity National Information Services, Inc.	449	38,345
Fiserv, Inc.(a)	309	37,803
FLIR Systems, Inc.	1,033	35,804
Gartner, Inc.(a)	321	39,647
Global Payments, Inc.	426	38,476
Harris Corp.	349	38,069
Hewlett Packard Enterprise Co.	2,240	37,162
HP, Inc.	2,137	37,355
Intel Corp.	1,067	36,001
International Business Machines Corp.	247	37,996
Intuit, Inc.	271	35,992
Juniper Networks, Inc.	1,331	37,108
KLA-Tencor Corp.	373	34,133
Lam Research Corp.	241	34,085
MasterCard, Inc., Class A	309	37,528
Microchip Technology, Inc.	455	35,117
Micron Technology, Inc.(a)	1,243	37,116
Microsoft Corp.	541	37,291
Motorola Solutions, Inc.	441	38,252
NetApp, Inc.	963	38,568
NVIDIA Corp.	254	36,718
Oracle Corp.	845	42,368
Paychex, Inc.	649	36,954
PayPal Holdings, Inc.(a)	712	38,213
Qorvo, Inc.(a)	507	32,103
QUALCOMM, Inc.	667	36,832
Red Hat, Inc.(a)	427	40,885
salesforce.com, Inc.(a)	436	37,758
Seagate Technology PLC	899	34,836
Skyworks Solutions, Inc.	357	34,254
Symantec Corp.	1,281	36,188
Synopsys, Inc.(a)	509	37,121
TE Connectivity, Ltd.	479	37,688
Texas Instruments, Inc.	470	36,157

	Shares	Value
Information Technology (continued)
Total System Services, Inc.	640	$37,280
VeriSign, Inc.(a)	412	38,300
Visa, Inc., Class A	403	37,793
Western Digital Corp.	442	39,161
Western Union Co.	2,002	38,138
Xerox Corp.	1,371	39,389
Xilinx, Inc.	582	37,434
		2,515,304

Materials: 4.94%
Air Products & Chemicals, Inc.	261	37,339
Albemarle Corp.	330	34,828
Avery Dennison Corp.	452	39,943
Ball Corp.	944	39,846
CF Industries Holdings, Inc.	1,395	39,004
Dow Chemical Co.	588	37,085
Eastman Chemical Co.	460	38,635
Ecolab, Inc.	284	37,701
EI du Pont de Nemours & Co.	458	36,965
FMC Corp.	497	36,306
Freeport-McMoRan, Inc.(a)	3,078	36,967
International Flavors & Fragrances, Inc.	276	37,260
International Paper Co.	694	39,287
LyondellBasell Industries NV, Class A	463	39,073
Martin Marietta Materials, Inc.	162	36,058
Monsanto Co.	324	38,349
Mosaic Co.	1,618	36,939
Newmont Mining Corp.	1,110	35,953
Nucor Corp.	636	36,805
PPG Industries, Inc.	346	38,046
Praxair, Inc.	278	36,849
Sealed Air Corp.	862	38,583
Sherwin-Williams Co.	109	38,255
Vulcan Materials Co.	292	36,991
WestRock Co.	664	37,622
		940,689

Real Estate: 6.21%
Alexandria Real Estate Equities, Inc., REIT	321	38,671
American Tower Corp., REIT	293	38,770
Apartment Investment & Management Co., REIT, Class A	857	36,825
AvalonBay Communities, Inc., REIT	194	37,281
Boston Properties, Inc., REIT	304	37,398
CBRE Group, Inc., Class A(a)	1,089	39,640
Crown Castle International Corp., REIT	373	37,367
Digital Realty Trust, Inc., REIT	336	37,951
Equinix, Inc., REIT	86	36,908
Equity Residential, REIT	562	36,997
Essex Property Trust, Inc., REIT	143	36,790
Extra Space Storage, Inc., REIT	511	39,858
Federal Realty Investment Trust, REIT	305	38,549
	Shares	Value
Real Estate (continued)
GGP, Inc., REIT	1,632	$38,450
HCP, Inc., REIT	1,220	38,991
Host Hotels & Resorts, Inc., REIT	2,070	37,819
Iron Mountain, Inc., REIT	1,142	39,239
Kimco Realty Corp., REIT	2,051	37,636
Macerich Co., REIT	651	37,797
Mid-America Apartment Communities, Inc., REIT	356	37,515
Prologis, Inc., REIT	666	39,054
Public Storage, REIT	183	38,161
Realty Income Corp., REIT	688	37,964
Regency Centers Corp., REIT	610	38,210
Simon Property Group, Inc., REIT	245	39,631
SL Green Realty Corp., REIT	359	37,982
UDR, Inc., REIT	946	36,866
Ventas, Inc., REIT	569	39,534
Vornado Realty Trust, REIT	406	38,123
Welltower, Inc., REIT	519	38,847
Weyerhaeuser Co., REIT	1,146	38,391
		1,183,215

Telecommunication Services: 0.76%
AT&T, Inc.	980	36,976
CenturyLink, Inc.	1,458	34,817
Level 3 Communications, Inc.(a)	610	36,173
Verizon Communications, Inc.	814	36,353
		144,319

Utilities: 5.46%
AES Corp.	3,247	36,074
Alliant Energy Corp.	923	37,077
Ameren Corp.	676	36,957
American Electric Power Co., Inc.	530	36,819
American Water Works Co., Inc.	481	37,494
CenterPoint Energy, Inc.	1,347	36,881
CMS Energy Corp.	810	37,462
Consolidated Edison, Inc.	456	36,854
Dominion Energy, Inc.	481	36,859
DTE Energy Co.	349	36,921
Duke Energy Corp.	443	37,030
Edison International	468	36,593
Entergy Corp.	481	36,926
Eversource Energy	611	37,094
Exelon Corp.	1,039	37,477
FirstEnergy Corp.	1,308	38,141
NextEra Energy, Inc.	271	37,975
NiSource, Inc.	1,477	37,457
NRG Energy, Inc.	2,280	39,262
PG&E Corp.	556	36,902
Pinnacle West Capital Corp.	432	36,789
PPL Corp.	970	37,500
Public Service Enterprise Group, Inc.	858	36,903
SCANA Corp.	559	37,459
Sempra Energy	331	37,320

	Shares	Value
Utilities (continued)
Southern Co.	751	$35,958
WEC Energy Group, Inc.	602	36,951
Xcel Energy, Inc.	804	36,887
		1,040,022

Total Common Stocks
(Cost $17,995,676)		19,021,351

SHORT TERM INVESTMENTS: 0.55%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.81% 7-day yield)	104,337	104,337

Total Short Term Investments
(Cost $104,337)		104,337

Total Investments: 100.36%
(Cost $18,100,013)		19,125,688

Liabilities In Excess Of Other Assets: (0.36)%		(69,196)

Net Assets: 100.00%		$19,056,492

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments

Index Funds	Notes to Quarterly Schedule of Investments
June 30, 2017

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Trust was previously known as "Giant 5 Funds", and changed its name to "Index Funds" in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor's 500 Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains and losses from investment transactions are determined using the identified cost basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recoded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of June 30, 2017 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. For financial reporting purposes, investment transactions are recorded on the trade date.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Index Funds	Notes to Quarterly Schedule of Investments
June 30, 2017

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2017:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$19,021,351	$–	$–	$19,021,351
Short Term Investments	104,337	–	–	104,337
TOTAL	$19,125,688	$–	$–	$19,125,688

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.   There were no transfers between Levels 1 and 2 during the period ended June 30, 2017.

For the period ended June 30, 2017, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30, 2017 are as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$1,348,608	$(522,328)	$826,280	$18,299,408

Index Funds	Notes to Quarterly Schedule of Investments
June 30, 2017

The difference between book basis and tax basis net unrealized appreciation for the Fund is primarily attributable to wash sales.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	August 25, 2017

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	August 25, 2017